Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Tax rate percentage	23.00%	23.00%	23.00%
Carried forward losses (in Dollars)	$ 17,420
Research and development expenses [Member]
Income Taxes (Details) [Line Items]
Research and development expenses (in Dollars)	$ 6,000